Other Income/Expenses - Summary of General, Administrative and Other Operating Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General, administrative and other operating expenses [abstract]
Wages, salaries and social security costs	₽ 9,116	₽ 10,482	₽ 7,769
Office and maintenance expenses	1,231	1,213	1,211
Loss on write-off of non-current assets	1,103	859	321
Depreciation	728	756	605
Fines and penalties related to business contracts	630	391	303
Audit and consulting services	558	941	631
Provision for legal claims, net	146	870	1,995
Banking charges and services	330	245	271
Consumables	308	307	276
Social expenses	303	387	406
Business trips	115	139	132
Expense relating to short-term leases	83	158	165
Write off of trade and other receivables	5	2	109
Net result from disposal of non-current assets			34
Other	1,660	2,015	1,683
Total	₽ 16,316	₽ 18,765	₽ 15,911